Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 JSR Corporation [Member] USD ($)	Mar. 31, 2014 JSR Corporation [Member] EUR (€)
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0
Date for performing annual impairment test	October 1st
Purchase price of acquisition				26,100,000	19,000,000
Percentage of capacity rights in subsidiary				50.00%	50.00%
Effective date of acquisition				Mar. 31, 2014	Mar. 31, 2014
Estimated useful life				6 years	6 years
Amortization expense related to finite-lived intangible assets	$ 19,600,000	$ 15,700,000	$ 14,700,000